Private Placement- Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Sale of private placement warrants	720,000	6,550,000
Cost of per private placement warrant	$ 1	$ 1
Proceeds from issuance of private placement	$ 720,000	$ 6,550,000	$ 7,270,000
Common stock price per share				$ 12	$ 12
Over-allotment Option
Private Placement [Line Items]
Underwriters exercise of over-allotment option	3,600,000
IPO
Private Placement [Line Items]
Underwriters exercise of over-allotment option		24,000,000
Common stock price per share		$ 11.5